Other notes - Related parties, narrative (Details) € in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2017 EUR (€) joint_venture	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) joint_venture
Disclosure of transactions between related parties [line items]
Number of joint ventures accounted for using the equity method | joint_venture	1			1
Key management personnel compensation	€ 13,454	€ 9,525	€ 6,052
Key Management Personnel | Kinove Luxembourg Coinvest S.C.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests				10.00%
DGW KG
Disclosure of transactions between related parties [line items]
Purchases of carbon black products for retail	70,169	52,194	58,368
Payables	16,352	10,353		€ 16,352
Sales and services provided	2,325	2,428	€ 2,453
Receivables	€ 448	€ 214		€ 448